UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05037

Professionally Managed Portfolios
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
 (Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period:  December 31, 2015

Item 1. Reports to Stockholders.

Semi-Annual Report
December 31, 2015

DSM	Large Cap Growth Fund
[DSMLX]
DSM	Global Growth Fund
[DSMGX]
DSM	Global Growth & Income Fund
[DSMYX]

TABLE OF CONTENTS

Shareholder Letter	1

Sector Allocations	7

Schedules of Investments	8

Statements of Assets and Liabilities	16

Statements of Operations	18

Statements of Changes	19

Financial Highlights	22

Notes to Financial Statements	25

Expense Example	35

Approval of Investment Advisory Agreement	37

Additional Information	41

Privacy Notice	Inside Back Cover

DSM Funds

Dear Shareholder:

DSM Large Cap Growth Fund

During the six-month period from July 1, 2015 through December 31, 2015 (the “Period”), the Fund’s “total return” (including reinvested dividends) increased 0.98%.  Over the same timeframe, the total return of the Fund’s two benchmarks, the Russell 1000 Growth Total Return Index and the S&P 500 Index, increased 1.64% and 0.15% respectively.

Performance Factors

At December 31, 2015, the majority of the portfolio was invested in the technology, health care and consumer discretionary sectors with smaller weightings in the financials, industrials and consumer staples sectors.

The Fund’s slight underperformance versus the Russell 1000 Growth Total Return Index was primarily due to DSM’s selection of stocks in the financials and health care sectors, as well as the Fund’s overweight in health care and underweight in consumer staples versus the benchmark.  DSM’s stock selections in the technology sector and underweight in energy versus the benchmark benefited performance in the Period.

The major contributors to the Fund’s absolute performance during the Period were Alphabet (internet search and advertising), Facebook (social networking website operator), Royal Caribbean Cruises (global cruise operator), Adobe Systems (application software development) and Visa (electronic payments).

The holdings which contributed least to the Fund’s performance during the Period were Biogen (specialty pharmaceuticals), Affiliated Managers Group (investment management services), Shire (specialty pharmaceuticals), Abbott Laboratories (diversified healthcare products manufacturer) and Cerner (healthcare solutions and services).

DSM Global Growth Fund

During the six-month period from July 1, 2015 through December 31, 2015 (the “Period”), the Fund’s “total return” (including reinvested dividends) increased 0.91%.  Over the same timeframe, the total return of the Fund’s benchmark, the MSCI All Country World Index Net Total Return was -4.89%.

Performance Factors

At December 31, 2015, the majority of the portfolio was invested in the technology, health care and consumer discretionary sectors with smaller weightings in the financials, consumer staples and industrials sectors.

DSM Funds

The Fund’s outperformance of the MSCI All Country World Index Net Total Return was primarily due to DSM’s selection of stocks in the technology and consumer discretionary sectors, as well as the Fund’s overweight in technology and underweight in energy versus the benchmark.  DSM’s stock selections in the consumer staples sector detracted most from performance in the Period.

The major contributors to the Fund’s absolute performance during the Period were Alphabet (internet search and advertising), UCB SA (specialty pharmaceuticals), Royal Caribbean Cruises (global cruise operator), Adidas (athletic footwear, apparel and equipment) and Facebook (social networking website operator).

The holdings which contributed least to the Fund’s performance during the Period were Biogen (specialty pharmaceuticals), Shire (specialty pharmaceuticals), Autohome (Chinese automobile consumer website operator), DBS Group Holdings (Asian commercial and retail bank) and NXP Semiconductors (global semiconductor designer).

DSM Global Growth & Income Fund

During the six-month period from July 1, 2015 through December 31, 2015 (the “Period”), the Fund’s “total return” (including reinvested dividends) decreased -0.08%.  Over the same timeframe, the total return of the Fund’s benchmark, the MSCI All Country World Index Net Total Return was -4.89%.

Performance Factors

At December 31, 2015, the majority of the portfolio was invested in the financials, technology, consumer discretionary and health care sectors with a smaller weighting in the industrials sector.

The Fund’s outperformance of the MSCI All Country World Index Net Total Return was primarily due to DSM’s selection of stocks in the consumer discretionary and technology sectors, as well as the Fund’s overweight in technology and underweight in energy versus the benchmark.  The Fund’s underweight in consumer staples versus the benchmark detracted most from performance in the Period.

The major contributors to the Fund’s absolute performance during the Period were Adidas (athletic footwear, apparel and equipment), Alphabet (internet search and advertising), Bristol-Myers Squibb (pharmaceuticals), Royal Caribbean Cruises (global cruise operator) and Lamar Advertising (owner of outdoor advertising structures).

The holdings which contributed least to the Fund’s performance during the Period were DBS Group Holdings (Asian commercial and retail bank), Abbott Laboratories (diversified healthcare products manufacturer), CI Financial

DSM Funds

(Canadian wealth management firm), Biogen (specialty pharmaceuticals) and Julius Baer Group (banking services).

Economic and Market Outlook

DSM’s long-standing multi-year global economic outlook of stable 3% type growth remains unchanged.  We continue to believe that slow global growth, low inflation and low interest rates are quite probable.  In our view, the central banks of Europe, Japan and China will remain very accommodative.  Our expectation for 2016 remains that the United States will grow about 2%.  We believe China will grow faster, and continue to expect that both Europe and Japan will grow just 1% or so.  Low unemployment, improving personal income, and wage growth will likely provide the Federal Reserve with the justification to slowly raise interest rates.  Weak commodity prices continue to benefit the inflation numbers in the US, making it possible for the Federal Reserve to maintain its focus on wage and employment growth as triggers to raise interest rates.  Although rates should slowly move up in the US, we expect they will remain low for years to come as they are rising off a historically low base.

Global equity markets have started the year with what appears to be a repeat of the correction which occurred in the third quarter.  It is our opinion that western world economies are generally showing modest strength and stability.  We expect that growth will be uneven and recovery from the global financial crisis of 2008 and 2009 will continue to limit Gross Domestic Product (GDP) expansion, but we do not believe that a global or western world recession is likely.  The 70% decline in the price of oil over the past two years remains a benefit to economic activity.  The combination of massive central bank easing, combined with the “cash bonus” provided by declining oil prices are real and substantial positives.  While growth is slow, Europe’s economy continues to move forward, although unemployment remains stubbornly high.  Corporate borrowing demand is weak, and with inflation near zero, the European Central Bank (ECB) is taking all steps possible to add liquidity to the economy, including negative deposit rates.  One side effect of this approach is that the dollar continues to strengthen versus both the Euro and Sterling.

In Asia, investor concerns over slower growth in China, indicated by weak Purchasing Managers’ Index (PMI) data, have again stirred fears of a “hard landing.”  That, combined with the government’s managed depreciation of the Yuan, sent Chinese equities into a tailspin and Western markets quickly followed.  It is worth noting however, that when compared to other major currencies in recent years, the Yuan has been relatively strong versus the dollar.  In addition, equity markets have declined because the oil and general commodity slump puts particular pressure on emerging economies.

DSM Funds

Japan’s Prime Minister Shinzo Abe, believes that the economy is on a path to recovery and that deflation is less of a concern.  Abe’s policy targets include GDP, birthrate and workforce participation rates, along with a supplementary spending budget.  The economy will also be supported by 1% wage growth and the energy cost bonus as well.  The Bank of Japan (BoJ) is taking aggressive steps to reach a 2% inflation target, including the implementation of negative interest rates on certain deposits, but the deflationary impact of the oil price decline will make a 1% result more probable over the near term.  The aggressive quantitative easing policy through which the BoJ has been buying bonds to add liquidity to the system has caused some critics to wonder what the bank will do if it runs out of bonds to buy over the next year or so.

Portfolio Outlook

In our view, with the exception of energy and commodity-related businesses, corporate profits remain reasonably solid.  Therefore, we believe the current market downturn will in time pass and the global equity markets will rally.  At that point, price/earnings ratios will have contracted and the growing stream of earnings will once again drive stock prices higher.  In a slow growth global economy, we believe our portfolio of quality growth companies will be very well positioned.  As we have described previously, we have constructed the DSM Fund portfolios based on our view of slow growth in the US, faster growth in China and fractional growth in Europe and Japan.

The DSM Funds continue to be focused on distinct global businesses that have been identified, and are continuously subject to analysis by our investment team.  We believe that the valuation of the Fund portfolios continue to be attractive in the current slow growth economic environment and relative to the market.  Additionally, the portfolio holdings in each Fund remain characterized by strong balance sheets and significant free cash flow

Sincerely,

Daniel Strickberger	Stephen Memishian

DSM Funds

Past performance is not a guarantee of future results.

Opinions expressed are those of the Funds and are subject to change, are not guaranteed, and should not be considered a recommendation to buy or sell any security.

Fund holdings and sector allocations are subject to change.  Please see the Schedule of Investments in this report for a full listing of the Funds’ holdings.

Mutual fund investing involves risk, including the possible loss of principal.  The Funds may invest in foreign securities which involve greater volatility, political, economic and currency risks and differences in accounting methods.  These risks are enhanced in emerging markets.  The Funds are non-diversified, meaning they may concentrate their assets in fewer individual holdings than a diversified fund.  Therefore, the Funds are more exposed to individual stock volatility than a diversified fund.  Investments in small and mid-size companies involve additional risks such as limited liquidity and greater volatility than large cap stocks.  Growth stocks typically are more volatile than value stocks; however, value stocks have a lower expected growth rate in earnings and sales.

The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as a representative of the equity market in general.  The Russell 1000 Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe.  It includes those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.  The MSCI All Country World Index Net Total Return is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.  The MSCI All Country World Index Net Total Return captures up to 99% of the developed and emerging investable market universe, covering over 8,000 securities in 45 countries across size (Large + Mid+ Small Cap) and style segments.  You cannot invest directly in an index.  The Purchasing Managers’ Index (PMI) is an indicator of the economic health of the manufacturing sector.  The PMI is based on five major indicators: new orders, inventory levels, production, supplier deliveries and employment environment.  The price/earnings ratio can be calculated by dividing the per share stock price by the per share earnings.  The price/earnings ratio is a measure of how much investors in the market are willing to invest in a company in order to receive one dollar of that company’s earnings.

Free cash flow measures the cash generating capability of a company by adding noncash charges (e.g. depreciation) and interest expense to pretax income.

Earnings growth is not a measure of a fund’s future performance.

Must be preceded or accompanied by a prospectus.

DSM Large Cap Growth Fund, DSM Global Growth Fund and DSM Global Growth & Income Fund are distributed by Quasar Distributors, LLC.

DSM Funds

(This Page Intentionally Left Blank.)

DSM Funds

SECTOR ALLOCATION at December 31, 2015 (Unaudited)

DSM Large Cap Growth Fund

Sector Allocation	% of Net Assets

Information Technology	42.9%
Health Care	32.0%
Consumer Discretionary	17.9%
Financials	5.9%
Industrials	4.8%
Consumer Staples	3.0%
Cash*	(6.5)%
Net Assets	100.0%

*  Represents liabilities in excess of short-term investments and other assets.

DSM Global Growth Fund

Sector Allocation	% of Net Assets

Information Technology	44.0%
Health Care	24.5%
Consumer Discretionary	14.8%
Financials	8.3%
Consumer Staples	4.3%
Industrials	4.2%
Cash*	(0.1)%
Net Assets	100.0%

*  Represents liabilities in excess of short-term investments and other assets.

DSM Global Growth & Income Fund

Sector Allocation	% of Net Assets

Financials	27.8%
Information Technology	24.8%
Consumer Discretionary	20.3%
Health Care	20.2%
Industrials	6.7%
Cash*	0.2%
Net Assets	100.0%

*  Represents cash and other assets in excess of liabilities.

DSM Large Cap Growth Fund

SCHEDULE OF INVESTMENTS at December 31, 2015 (Unaudited)

Shares		Fair Value

COMMON STOCKS: 106.5%

Beverages: 3.0%
38,525	Monster Beverage
	Corp.*	$5,738,684

Biotechnology: 11.8%
48,950	Alexion
	Pharmaceuticals,
	Inc.*	9,337,212
75,600	Celgene Corp.*	9,053,856
6,950	Regeneron
	Pharmaceuticals,
	Inc.*	3,772,947
		22,164,015
Capital Markets: 5.9%
35,775	Affiliated Managers
	Group, Inc.*	5,715,414
163,425	Invesco, Ltd.	5,471,469
		11,186,883

Commercial Services
& Supplies: 2.1%
32,350	Stericycle, Inc.*	3,901,410

Health Care Equipment
& Supplies: 2.9%
10,125	Intuitive
	Surgical, Inc.*	5,529,870

Health Care Technology: 2.2%
69,050	Cerner Corp.*	4,154,739

Hotels, Restaurants & Leisure: 5.7%
66,000	Royal Caribbean
	Cruises, Ltd.	6,679,860
66,350	Starbucks Corp.	3,982,991
		10,662,851
Household Durables: 2.7%
114,700	Newell
	Rubbermaid, Inc.	5,055,976

Internet & Catalog Retail: 5.8%
8,525	Priceline
	Group, Inc.*	10,868,949

Internet Software & Services: 21.8%
102,975	Alibaba Group
	Holding, Ltd. –
	ADR*	8,368,778
13,425	Alphabet, Inc. –
	Class A*	10,444,784
2,433	Alphabet, Inc. –
	Class C*	1,846,355
105,450	Facebook, Inc. –
	Class A*	11,036,397
476,925	Tencent Holdings,
	Ltd. – ADR	9,357,269
		41,053,583
IT Services: 14.2%
168,425	Cognizant Technology
	Solutions Corp. –
	Class A*	10,108,869
28,425	FleetCor
	Technologies, Inc.*	4,062,785
65,500	MasterCard, Inc. –
	Class A	6,377,080
81,275	Visa, Inc. – Class A	6,302,876
		26,851,610
Multiline Retail: 3.5%
93,000	Dollar General Corp.	6,683,910

Pharmaceuticals: 15.1%
37,000	Allergan PLC*	11,562,500
62,375	Bristol-Myers
	Squibb Co.	4,290,776
38,500	Perrigo Co. PLC	5,570,950
34,800	Shire PLC – ADR	7,134,000
		28,558,226
Professional Services: 2.9%
115,750	Nielsen Holdings PLC	5,393,950

Semiconductors & Semiconductor
Equipment: 2.4%
53,800	NXP
	Semiconductors
	NV*	4,532,650

The accompanying notes are an integral part of these financial statements.

DSM Large Cap Growth Fund

SCHEDULE OF INVESTMENTS at December 31, 2015 (Unaudited) (Continued)

Shares		Fair Value

COMMON STOCKS: 106.5% (Continued)

Software: 4.5%
91,125	Adobe
	Systems, Inc.*	$8,560,282

TOTAL COMMON STOCKS
(Cost $163,800,667)		200,897,588

SHORT-TERM INVESTMENTS: 0.4%
751,878	Invesco Short-Term
	Investment Trust
	Treasury Portfolio –
	Institutional Class
	0.13%[1]	751,878
TOTAL SHORT-TERM INVESTMENTS
(Cost $751,878)		751,878

TOTAL INVESTMENTS
IN SECURITIES: 106.9%
(Cost $164,552,545)		201,649,466
Liabilities in Excess
of Other Assets: (6.9)%		(13,099,193)
TOTAL NET ASSETS: 100.0%		$188,550,273

ADR	American Depositary Receipt
PLC	Public Limited Company
*	Non-income producing security
[1]	Annualized seven-day yield as of December 31, 2015

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

DSM Global Growth Fund

SCHEDULE OF INVESTMENTS at December 31, 2015 (Unaudited)

Shares		Fair Value

COMMON STOCKS: 100.1%

Aerospace & Defense: 2.0%
1,785	Safran SA	$122,929

Banks: 4.1%
4,205	HDFC Bank,
	Ltd. – ADR	259,028

Beverages: 2.8%
1,185	Monster Beverage
	Corp.*	176,518

Biotechnology: 6.8%
860	Alexion
	Pharmaceuticals, Inc.*	164,045
2,240	Celgene Corp.*	268,262
		432,307
Capital Markets: 4.2%
3,605	Invesco, Ltd.	120,695
2,905	Julius Baer Group, Ltd.	141,132
		261,827
Electronic Equipment, Instruments
& Components: 2.3%
3,945	Hexagon AB – Class B	147,118

Food & Staples Retailing: 1.5%
89,200	CP ALL PCL	97,293

Health Care Equipment
& Supplies: 1.9%
220	Intuitive Surgical, Inc.*	120,155

Hotels, Restaurants & Leisure: 4.2%
1,705	Royal Caribbean
	Cruises, Ltd.	172,563
1,425	Whitbread PLC	92,454
		265,017
Household Durables: 1.9%
2,770	Newell
	Rubbermaid, Inc.	122,102

Internet & Catalog Retail: 4.0%
196	Priceline Group, Inc.*	249,890

Internet Software & Services: 19.5%
3,065	Alibaba Group
	Holding, Ltd. – ADR*	249,092
450	Alphabet, Inc. –
	Class A*	350,104
27	Alphabet, Inc. –
	Class C*	20,490
3,410	Autohome, Inc. –
	ADR*	119,077
1,595	Facebook, Inc. –
	Class A*	166,933
16,725	Tencent Holdings, Ltd.	329,103
		1,234,799
IT Services: 12.6%
3,020	Cap Gemini SA	280,939
3,890	Cognizant Technology
	Solutions Corp. –
	Class A*	233,478
1,165	MasterCard, Inc. –
	Class A	113,425
2,140	Visa, Inc. – Class A	165,957
		793,799
Media: 2.1%
33,070	ITV PLC	134,848

Pharmaceuticals: 15.8%
905	Allergan PLC*	282,813
1,895	Bristol-Myers
	Squibb Co.	130,357
715	Perrigo Co. PLC	103,461
3,810	Shire PLC	263,874
2,395	UCB SA	216,629
		997,134
Professional Services: 2.2%
2,920	Nielsen Holdings PLC	136,072

Semiconductors & Semiconductor
Equipment: 4.2%
9,625	ARM Holdings PLC	147,426
1,415	NXP
	Semiconductors NV*	119,214
		266,640

The accompanying notes are an integral part of these financial statements.

DSM Global Growth Fund

SCHEDULE OF INVESTMENTS at December 31, 2015 (Unaudited) (Continued)

Shares		Fair Value

COMMON STOCKS: 100.1% (Continued)

Software: 5.4%
2,045	Adobe Systems, Inc.*	$192,107
1,840	Check Point Software
	Technologies, Ltd.*	149,739
		341,846
Textiles, Apparel & Luxury Goods: 2.6%
1,695	adidas AG	165,619

TOTAL COMMON STOCKS
(Cost $5,711,008)		6,324,941

SHORT-TERM INVESTMENTS: 0.2%
11,037	Invesco Short-Term
	Investment Trust
	Treasury Portfolio –
	Institutional Class
	0.13%[1]	11,037

TOTAL SHORT-TERM INVESTMENTS
(Cost $11,037)		11,037

TOTAL INVESTMENTS
IN SECURITIES: 100.3%
(Cost $5,722,045)		6,335,978
Liabilities in Excess of
Other Assets: (0.3)%		(16,760)
TOTAL NET ASSETS: 100.0%		$6,319,218

ADR	American Depositary Receipt
PLC	Public Limited Company
*	Non-income producing security
[1]	Annualized seven-day yield as of December 31, 2015

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

DSM Global Growth Fund

SCHEDULE OF INVESTMENTS at December 31, 2015 (Unaudited) (Continued)

Percentage
of
Net Assets

Portfolio Diversification
United States	41.4%
Ireland	10.3
China	7.1
France	6.4
Britain	4.5
India	4.1
Cayman Islands	3.9
Belgium	3.4
Liberia	2.7
Germany	2.6
Israel	2.4
Sweden	2.3
Switzerland	2.2
Bermuda	1.9
Netherlands	1.9
Thailand	1.5
United Kingdom	1.5
Liabilities in excess of other assets	(0.1)
TOTAL NET ASSETS	100.0%

The accompanying notes are an integral part of these financial statements.

DSM Global Growth & Income Fund

SCHEDULE OF INVESTMENTS at December 31, 2015 (Unaudited)

Shares		Fair Value

COMMON STOCKS: 94.5%

Aerospace & Defense: 2.1%
1,465	Safran SA	$100,891

Banks: 2.0%
8,200	DBS Group
	Holdings, Ltd.	96,522

Biotechnology: 6.1%
620	Alexion
	Pharmaceuticals, Inc.*	118,265
1,470	Celgene Corp.*	176,047
		294,312
Capital Markets: 15.9%
8,030	CI Financial Corp.	177,580
6,455	Invesco, Ltd.	216,113
4,135	Julius Baer Group, Ltd.	200,888
2,455	Northern Trust Corp.	176,981
		771,562
Electronic Equipment, Instruments
& Components: 2.7%
3,520	Hexagon AB – Class B	131,269

Health Care Equipment
& Supplies: 2.8%
1,090	Sonova Holding AG	138,535

Hotels, Restaurants & Leisure: 4.6%
1,630	Royal Caribbean
	Cruises, Ltd.	164,972
910	Whitbread PLC	59,041
		224,013
Household Durables: 2.8%
3,100	Newell
	Rubbermaid, Inc.	136,648

Insurance: 4.6%
52,450	AMP, Ltd.	222,824

Internet & Catalog Retail: 3.8%
146	Priceline Group, Inc.*	186,143

Internet Software & Services: 10.7%
1,365	Alibaba Group
	Holding, Ltd. – ADR*	110,933
267	Alphabet, Inc. –
	Class A*	207,729
10,300	Tencent Holdings, Ltd.	202,676
		521,338
IT Services: 8.3%
2,605	Cap Gemini SA	242,333
2,685	Cognizant Technology
	Solutions Corp. –
	Class A*	161,154
		403,487
Media: 2.9%
35,195	ITV PLC	143,513

Multiline Retail: 2.4%
1,600	Dollar General Corp.	114,992

Pharmaceuticals: 11.3%
730	Allergan PLC*	228,125
3,105	Bristol-Myers
	Squibb Co.	213,593
1,200	UCB SA	108,541
		550,259
Professional Services: 4.6%
4,810	Nielsen Holdings PLC	224,146

Software: 3.1%
1,620	Adobe Systems, Inc.*	152,183

Textiles, Apparel
& Luxury Goods: 3.8%
1,870	adidas AG	182,718

TOTAL COMMON STOCKS
(Cost $4,278,181)		4,595,355

The accompanying notes are an integral part of these financial statements.

DSM Global Growth & Income Fund

SCHEDULE OF INVESTMENTS at December 31, 2015 (Unaudited) (Continued)

Shares		Fair Value

REAL ESTATE
INVESTMENT TRUSTS: 5.3%
4,315	Lamar Advertising Co. –
	Class A	$258,814

TOTAL REAL ESTATE
INVESTMENT TRUSTS
(Cost $235,548)		258,814

SHORT-TERM INVESTMENTS: 0.3%
12,405	Invesco Short-Term
	Investment Trust
	Treasury Portfolio –
	Institutional Class
	0.13%[1]	12,405
TOTAL SHORT-TERM INVESTMENTS
(Cost $12,405)		12,405

TOTAL INVESTMENTS
IN SECURITIES: 100.1%
(Cost $4,526,134)		4,866,574
Liabilities in Excess
of Other Assets: (0.1)%		(3,160)
TOTAL NET ASSETS: 100.0%		$4,863,414

ADR	American Depositary Receipt
PLC	Public Limited Company
*	Non-income producing security
[1]	Annualized seven-day yield as of December 31, 2015

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

DSM Global Growth & Income Fund

SCHEDULE OF INVESTMENTS at December 31, 2015 (Unaudited) (Continued)

Percentage
of
Net Assets

Portfolio Diversification
United States	44.0%
France	7.1
Switzerland	7.0
Ireland	4.7
Australia	4.6
Bermuda	4.4
China	4.2
Germany	3.8
Canada	3.6
Liberia	3.4
Britain	2.9
Sweden	2.7
Cayman Islands	2.3
Belgium	2.2
Singapore	2.0
United Kingdom	1.2
Liabilities in excess of other assets	(0.1)
TOTAL NET ASSETS	100.0%

The accompanying notes are an integral part of these financial statements.

DSM Funds

STATEMENTS OF ASSETS AND LIABILITIES at December 31, 2015 (Unaudited)

			DSM
	DSM	DSM	Global
	Large Cap	Global	Growth &
	Growth Fund	Growth Fund	Income Fund
ASSETS:
Investments in securities, at value
(Cost $164,552,545, $5,722,045
and $4,526,134, respectively)	$201,649,466	$6,335,978	$4,866,574
Cash	45,990	—	—
Receivables:
Dividends and interest	82,557	3,289	7,461
Due from advisor	—	10,245	11,818
Fund shares sold	149,710	—	—
Prepaid expenses and other assets	20,342	6,989	13,562
Total assets	201,948,065	6,356,501	4,899,415

LIABILITIES:
Payables:
Investment advisory fees, net	123,620	—	—
Shareholder servicing fees	—	277	98
Printing and mailing fees	11,287	803	—
Administration fees	18,459	9,051	9,024
Audit fees	11,087	10,869	11,195
Fund accounting fees	8,776	4,974	4,397
Transfer agent fees	4,741	3,526	3,575
Registration fees	574	17	—
Custody fees	3,606	3,376	3,043
Chief Compliance Officer fees	1,277	1,784	1,784
Fund shares redeemed	13,208,809	—	—
Trustee fees	2,722	1,417	1,951
Other accrued expenses	2,834	1,189	934
Total liabilities	13,397,792	37,283	36,001
NET ASSETS	$188,550,273	$6,319,218	$4,863,414

The accompanying notes are an integral part of these financial statements.

DSM Funds

STATEMENTS OF ASSETS AND LIABILITIES at December 31, 2015 (Unaudited) (Continued)

			DSM
	DSM	DSM	Global
	Large Cap	Global	Growth &
	Growth Fund	Growth Fund	Income Fund
COMPONENTS OF NET ASSETS:
Paid-in capital	$151,196,315	$5,684,221	$4,507,231
Undistributed (Accumulated)
net investment income (loss)	(521,622)	(22,265)	1,384
Accumulated net realized
gain on investments	778,659	43,561	15,047
Net unrealized appreciation
of investments	37,096,921	613,933	340,440
Net unrealized depreciation on foreign
currency and translation of other assets
and liabilities in foreign currency	—	(232)	(688)
Net assets	$188,550,273	$6,319,218	$4,863,414

Net Asset Value (unlimited
shares authorized):
Net assets	$188,550,273	$6,319,218	$4,863,414
Shares of beneficial interest
issued and outstanding	6,079,432	341,389	292,499
Net asset value, offering and
redemption price per share	$31.01	$18.51	$16.63

The accompanying notes are an integral part of these financial statements.

DSM Funds

STATEMENTS OF OPERATIONS For the Six Months Ended December 31, 2015 (Unaudited)

			DSM
	DSM	DSM	Growth
	Large Cap	Global	Global &
	Growth Fund	Growth Fund	Income Fund
INVESTMENT INCOME:
Income:
Dividends (net of foreign
withholding tax of $—, $624
and $1,433, respectively)	$417,096	$14,045	$39,067
Interest	186	6	4
Total investment income	417,282	14,051	39,071

Expenses:
Investment advisory fees	741,240	27,237	21,903
Administration fees	65,603	27,199	26,725
Shareholder servicing fees	46,482	1,195	693
Fund accounting fees	31,225	14,317	13,417
Registration fees	7,699	8,070	8,684
Transfer agent fees	14,901	10,458	10,461
Printing and mailing fees	8,747	875	604
Miscellaneous expenses	9,916	1,898	2,059
Audit fees	11,087	10,869	11,195
Custodian fees	11,246	9,400	6,949
Chief Compliance Officer fees	4,277	5,283	5,284
Trustees fees	5,750	3,562	4,097
Legal fees	2,312	2,346	2,241
Insurance expense	1,457	1,362	1,362
Total expenses	961,942	124,071	115,674
Less: Expenses waived or reimbursed	(23,038)	(87,755)	(88,903)
Net expenses	938,904	36,316	26,771
Net investment income/(loss)	(521,622)	(22,265)	12,300

REALIZED & UNREALIZED GAIN/LOSS ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain on
investments and foreign currency	6,387,138	44,522	52,474
Net change in unrealized appreciation
(depreciation) of investments
and foreign currency	(3,811,315)	27,765	(81,170)
Net realized and unrealized gain
on investments and foreign currency	2,575,823	72,287	(28,696)
Net increase (decrease) in net assets
resulting from operations	$2,054,201	$50,022	$(16,396)

The accompanying notes are an integral part of these financial statements.

DSM Large Cap Growth Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	December 31, 2015	Year Ended
	(Unaudited)	June 30, 2015
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment loss	$(521,622)	$(423,631)
Net realized gain on investments	6,387,138	11,034,771
Net change in unrealized appreciation
(depreciation) of investments	(3,811,315)	13,784,166
Net increase in net assets
resulting from operations	2,054,201	24,395,306

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gain on investments	(14,756,448)	(5,389,687)
Total distributions to shareholders	(14,756,448)	(5,389,687)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets resulting
from capital share transactions (a)	5,168,038	24,509,659
Total increase in net assets	(7,534,209)	43,515,278

NET ASSETS
Beginning of period/year	196,084,482	152,569,204
End of period/year	$188,550,273	$196,084,482
Accumulated net investment loss	$(521,622)	$—

(a)	Summary of capital share transactions is as follows:

	Six Months Ended
	December 31, 2015		Year Ended
	(Unaudited)		June 30, 2015
	Shares	Value	Shares	Value
Shares sold	483,102	$15,826,219	1,993,560	$63,986,503
Reinvested dividends	452,418	13,717,304	166,337	5,040,016
Shares redeemed*	(767,159)	(24,375,485)	(1,390,888)	(44,516,860)
	168,361	$5,168,038	769,009	$24,509,659
Beginning Shares	5,911,071		5,142,062
Ending Shares	6,079,432		5,911,071

* Net of redemption fee of $4,216 and $0, respectively.

The accompanying notes are an integral part of these financial statements.

DSM Global Growth Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	December 31, 2015	Year Ended
	(Unaudited)	June 30, 2015
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment loss	$(22,265)	$(5,177)
Net realized gain on investments
and foreign currency	44,522	537,436
Net change in unrealized appreciation (depreciation)
of investments and foreign currency	27,765	(116,939)
Net increase in net assets
resulting from operations	50,022	415,320

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	—	(14,659)
From net realized gain on investments	(438,950)	(492,079)
Total distributions to shareholders	(438,950)	(506,738)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets resulting
from capital share transactions (a)	668,154	1,116,730
Total increase in net assets	279,226	1,025,312

NET ASSETS
Beginning of period/year	6,039,992	5,014,680
End of period/year	$6,319,218	$6,039,992
Accumulated net investment loss	$(22,265)	$—

(a)	Summary of capital share transactions is as follows:

	Six Months Ended
	December 31, 2015		Year Ended
	(Unaudited)		June 30, 2015
	Shares	Value	Shares	Value
Shares sold	35,954	$717,139	30,313	$609,993
Reinvested dividends	24,305	438,950	28,027	506,737
Shares redeemed	(24,706)	(487,935)	—	—
	35,553	$668,154	58,340	$1,116,730
Beginning Shares	305,836		247,496
Ending Shares	341,389		305,836

The accompanying notes are an integral part of these financial statements.

DSM Global Growth & Income Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	December 31, 2015	Year Ended
	(Unaudited)	June 30, 2015
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$12,300	$31,592
Net realized gain on investments
and foreign currency	52,474	167,308
Net change in unrealized appreciation (depreciation)
of investments and foreign currency	(81,170)	274,734
Net increase (decrease) in net assets
resulting from operations	(16,396)	473,634

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(36,335)	(46,108)
From net realized gain on investments	(201,374)	(794)
Total distributions to shareholders	(237,709)	(46,902)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets resulting
from capital share transactions (a)	97,002	255,747
Total increase (decrease) in net assets	(157,103)	682,479

NET ASSETS
Beginning of period/year	5,020,517	4,338,038
End of period/year	$4,863,414	$5,020,517
Undistributed net investment income	$1,384	$25,419

(a)	Summary of capital share transactions is as follows:

	Six Months Ended
	December 31, 2015		Year Ended
	(Unaudited)		June 30, 2015
	Shares	Value	Shares	Value
Shares sold	—	$—	13,140	$209,993
Reinvested dividends	14,549	233,663	2,856	45,754
Shares redeemed	(8,472)	(136,661)	—	—
	6,077	$97,002	15,996	$255,747
Beginning Shares	286,422		270,426
Ending Shares	292,499		286,422

The accompanying notes are an integral part of these financial statements.

DSM Large Cap Growth Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the year/period

Institutional Class

	Six Months
	Ended
	December 31,
	2015	Year Ended June 30,
	(Unaudited)	2015	2014	2013	2012	2011
Net asset value at
beginning of year/period	$33.17	$29.67	$24.25	$20.81	$20.53	$15.32

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net investment
income (loss)[1]	(0.09)	(0.08)	(0.01)	0.07	(0.04)	(0.05)
Net realized and unrealized
gain on investments	0.36	4.61	6.08	3.37	1.15	5.34
Total from
investment operations	0.27	4.53	6.07	3.44	1.11	5.29

DISTRIBUTIONS TO SHAREHOLDERS FROM
Distributions from
net investment income	—	—	(0.03)	—	—	—
Distributions from
net realized gain	(2.43)	(1.03)	(0.62)	—	(0.83)	(0.08)
Total distributions	(2.43)	(1.03)	(0.65)	—	(0.83)	(0.08)
Proceeds from redemption
fees collected	0.00 *	—	0.00 *	—	—	0.00 *
Net asset value,
end of year/period	$31.01	$33.17	$29.67	$24.25	$20.81	$20.53
Total Return	0.98%[3]	15.59%	25.19%	16.53%	6.07%	34.52%

SUPPLEMENTAL DATA
Net assets at end
of year/period (000,000’s)	$188.6	$196.1	$152.6	$78.6	$29.9	$26.6

RATIO OF EXPENSES TO AVERAGE NET ASSETS
Expenses before fees waived	0.97%[4]	1.00%	1.07%	1.23%	1.66%	1.84%
Expenses after fees waived[2]	0.95%[4]	0.95%	0.95%	0.95%	1.08%	1.10%

RATIO OF NET INVESTMENT INCOME/(LOSS) TO AVERAGE NET ASSETS
Before fees waived	(0.55)%[4]	(0.30)%	(0.16)%	0.02%	(0.80)%	(1.01)%
After fees waived	(0.53)%[4]	(0.25)%	(0.04)%	0.30%	(0.22)%	(0.27)%
Portfolio turnover rate	33%[3]	80%	56%	71%	59%	77%

*	Amount is less than $0.005 per share.
1	Calculated using average shares outstanding method.
2	Expense Cap was lowered to 0.95% from 1.10% on May 16, 2012.
3	Not Annualized.
4	Annualized.

The accompanying notes are an integral part of these financial statements.

DSM Global Growth Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the year/period

Institutional Class

	Six Months
	Ended
	December 31,				Period Ended
	2015	Year Ended June 30,			June 30,
	(Unaudited)	2015	2014	2013	2012*
Net asset value at
beginning of year/period	$19.75	$20.26	$16.38	$14.00	$15.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net investment income (loss)[1]	(0.07)	(0.02)	0.07	0.03	0.01
Net realized and unrealized
gain (loss) on investments	0.21	1.56	4.48	2.39	(1.01)
Total from
investment operations	0.14	1.54	4.55	2.42	(1.00)

DISTRIBUTIONS TO SHAREHOLDERS FROM
Distributions from
net investment income	—	(0.06)	—	(0.04)	—
Distributions from realized gains	(1.38)	(1.99)	(0.67)	—	—
Total distributions	(1.38)	(2.05)	(0.67)	(0.04)	—
Net asset value,
end of year/period	$18.51	$19.75	$20.26	$16.38	$14.00
Total Return	0.91%[2]	8.52%	28.04%	17.33%	(6.67)%[2]

SUPPLEMENTAL DATA
Net assets at end
of year/period (000,000’s)	$6.3	$6.0	$5.0	$3.1	$2.4

RATIO OF EXPENSES TO AVERAGE NET ASSETS
Expenses before fees waived	4.10%[3]	4.54%	5.92%	7.46%	18.41%[3]
Expenses after fees waived	1.20%[3]	1.20%	1.20%	1.20%	1.20%[3]

RATIO OF NET INVESTMENT INCOME/(LOSS) TO AVERAGE NET ASSETS
Before fees waived	(3.64)%[3]	(3.44)%	(4.35)%	(6.07)%	(16.95)%[3]
After fees waived	(0.74)%[3]	(0.10)%	0.37%	0.19%	0.26%[3]
Portfolio turnover rate	40%[2]	91%	82%	114%	9%[2]

*	Fund commenced operation on March 28, 2012.
1	Calculated using average shares outstanding method.
2	Not Annualized.
3	Annualized.

The accompanying notes are an integral part of these financial statements.

DSM Global Growth & Income Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the year/period

Institutional Class

	Six Months
	Ended	Year	Period
	December 31,	Ended	Ended
	2015	June 30,	June 30,
	(Unaudited)	2015	2014*
Net asset value at beginning of year/period	$17.53	$16.04	$15.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net investment income[1]	0.04	0.11	0.17
Net realized and unrealized
gain (loss) on investments	(0.08)	1.54	0.87
Total from investment operations	(0.04)	1.65	1.04

DISTRIBUTIONS TO SHAREHOLDERS FROM
From net investment income	(0.13)	(0.16)	(0.00)[4]
From net realized gain on investments	(0.73)	(0.00)[4]	—
Total distributions to shareholders	(0.86)	(0.16)	(0.00)[4]
Net asset value, end of year/period	$16.63	$17.53	$16.04
Total Return	(0.08)%[2]	10.42%	6.97%[2]

SUPPLEMENTAL DATA
Net assets at end of year/period (000,000’s)	$4.9	$5.0	$4.3

RATIO OF EXPENSES TO AVERAGE NET ASSETS
Expenses before fees waived	4.76%[3]	4.75%	5.82%[3]
Expenses after fees waived	1.10%[3]	1.10%	1.10%[3]

RATIO OF NET INVESTMENT INCOME/(LOSS) TO AVERAGE NET ASSETS
Before fees waived	(3.15)%[3]	(2.99)%	(2.96)%[3]
After fees waived	0.51%[3]	0.66%	1.76%[3]
Portfolio turnover rate	38%[2]	113%	51%[2]

*	Fund commenced operation on November 12, 2013.
1	Calculated using average shares outstanding method.
2	Not Annualized.
3	Annualized.
4	Amount is less than $0.005 per share.

The accompanying notes are an integral part of these financial statements.

DSM Funds

NOTES TO FINANCIAL STATEMENTS December 31, 2015 (Unaudited)

NOTE 1 – ORGANIZATION

The DSM Large Cap Growth Fund, DSM Global Growth Fund and DSM Global Growth & Income Fund, collectively (the “Funds”), are non-diversified series of beneficial interest of Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end management investment company. The Funds have two classes of shares: Institutional and Retail, but currently only offer the Institutional Class.  The DSM Large Cap Growth, DSM Global Growth and DSM Global Growth & Income Fund commenced operations on August 28, 2009, March 28, 2012 and November 12, 2013, respectively. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services-Investment Companies.”

The DSM Large Cap Growth Fund’s investment objective is to seek long-term capital appreciation. It seeks to achieve its objective by investing principally in equity securities of large cap companies.

The DSM Global Growth Fund’s investment objective is to seek long-term capital appreciation. It seeks to achieve its objective by investing principally in equity securities of large cap companies, at least 30% of which will be invested in foreign companies.

The DSM Global Growth & Income Fund’s investment objective is to seek long term capital appreciation and current income. It seeks to achieve its objective by investing principally in equity securities of large cap companies, at least 30% of which will be invested in foreign companies, including emerging markets.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A.
Security Valuation.  All equity securities that are traded on U.S. national or foreign securities exchanges, are valued either at the last reported sale price on the exchange on which the security is principally traded or the exchange’s official closing price if applicable.  If, on a particular day, an exchange-traded security does not trade, then the mean between the most recent quoted bid and asked prices will be used.  All equity securities that are not traded on a listed exchange are valued at the last

DSM Funds

NOTES TO FINANCIAL STATEMENTS December 31, 2015 (Unaudited) (Continued)

sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.

Depositary receipts with low trading volume may be valued based on their underlying security.

Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”).  NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace.  Specifically, composite pricing looks at the last trades on the exchanges where the options are traded.  If there are no trades for the option on a given business day composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Valuation Committee. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the valuation procedures adopted by the Board of Trustees. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

As described above, each Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

DSM Funds
NOTES TO FINANCIAL STATEMENTS December 31, 2015 (Unaudited) (Continued)

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of December 31, 2015:

	Level 1	Level 2	Level 3	Total
DSM Large
Cap Growth Fund
Common Stock^	$200,897,588	$—	$—	$200,897,588
Short-Term
Investments	751,878	—	—	751,878
Total Investments
in Securities	$201,649,466	$—	$—	$201,649,466

^ See Schedule of Investments for industry breakouts.

The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur.  There were no transfers into or out of Level 1, 2, or 3 during the six months ended December 31, 2015, for the DSM Large Cap Growth Fund.

DSM Funds
NOTES TO FINANCIAL STATEMENTS December 31, 2015 (Unaudited) (Continued)

	Level 1	Level 2	Level 3	Total
DSM Global
Growth Fund
Common Stock^	$6,324,941	$—	$—	$6,324,941
Short-Term
Investments	11,037	—	—	11,037
Total Investments
in Securities	$6,335,978	$—	$—	$6,335,978

^ See Schedule of Investments for industry breakouts.

The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur.  There were no transfers into or out of Level 1, 2, or 3 during the six months ended December 31, 2015, for the DSM Global Growth Fund.

	Level 1	Level 2	Level 3	Total
DSM Global Growth
& Income Fund
Common Stock^	$4,595,355	$—	$—	$4,595,355
Real Estate
Investment Trusts	258,814	—	—	258,814
Short-Term
Investments	12,405	—	—	12,405
Total Investments
in Securities	$4,866,574	$—	$—	$4,866,574

^ See Schedule of Investments for industry breakouts.

The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur.  There were no transfers into or out of Level 1, 2, or 3 during the six months ended December 31, 2015, for the DSM Global Growth & Income Fund.

B.
Foreign Currency.  Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds do not isolate on the Statements of Operations foreign exchange gains and losses attributable to investment securities or other assets and liabilities denominated in foreign currencies.  Such gains and

DSM Funds

NOTES TO FINANCIAL STATEMENTS December 31, 2015 (Unaudited) (Continued)

losses are included with the net realized and unrealized gain or loss from investments and foreign currency.

C.
Federal Income Taxes.  The Funds have elected to be taxed as a “regulated investment company” and intend to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, each Fund intends to declare dividends in each calendar year of at least 98% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

Net capital losses incurred after October 31, within the taxable year are deemed to arise on the first business day of the Funds’ next taxable year. As of June 30, 2015, none of the Funds had post-October losses.  None of the Funds deferred, on a tax basis, post-December late year losses.  At June 30, 2015, none of the Funds had short-term or long-term capital loss carry forwards.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the tax positions of the Funds, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax years of 2012-2015 or expected to be taken in the Funds’ 2016 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal and the Commonwealth of Massachusetts; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next six months.

D.
Security Transactions and Investment Income.  Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted / amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

DSM Funds

NOTES TO FINANCIAL STATEMENTS December 31, 2015 (Unaudited) (Continued)

E.
Distributions to Shareholders.  Distributions to shareholders from net investment income and net realized gains on securities for the Funds normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

F.
Use of Estimates.  The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

G.
Share Valuation. The net asset value (“NAV”) per share of the Funds is calculated by dividing the sum of the value of the securities held by the Funds, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share for the Funds is equal to the Funds’ net asset value per share. The Funds charge a 1.00% redemption fee on shares held less than 30 days. These fees are deducted from the redemption proceeds otherwise payable to the shareholder. The Funds will retain the fee charged as paid-in capital and such fees become part of that Funds’ daily NAV calculation.

H.
Guarantees and Indemnifications.  In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

I.
Subsequent Events.  In preparing these financial statements, Management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.  Effective January 1, 2016, DSM Capital Partners, LLC, the Funds’ investment advisor, agreed to contractually limit expenses in the DSM Global Growth Fund to 1.10% of the Fund’s average daily net assets.  Prior to January 1, 2016, the expenses were contractually limited to 1.20% of average daily net assets.  See note 3 for additional information.

DSM Funds

NOTES TO FINANCIAL STATEMENTS December 31, 2015 (Unaudited) (Continued)

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

DSM Capital Partners, LLC (the “Advisor”) provides the Funds with investment management services under an Investment Advisory Agreement (the “Agreement”). Under the Agreement, the Advisor furnishes all investment advice, office space and certain administrative services, and provides most of the personnel needed by the Funds. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 0.75% for DSM Large Cap Growth, 0.90% for DSM Global Growth and 0.90% for DSM Global Growth & Income, based upon the average daily net assets of the Funds. For the six months ended December 31, 2015, the DSM Large Cap Growth, DSM Global Growth and DSM Global Growth & Income Funds incurred $741,240, $27,237 and $21,903 in advisory fees, respectively.

The Advisor has contractually agreed to limit the DSM Large Cap Growth, DSM Global Growth and DSM Global Growth & Income Funds’ annual ratios of expenses to 0.95%, 1.20% and 1.10%, respectively, of their average daily net assets.  See paragraph I (Subsequent Events) of Note 2 (Significant Accounting Policies) of the notes to financial statements.  The contract terms are indefinite and may be terminated only by the Board of Trustees. Any fees waived or voluntarily reduced and/or any Fund expenses absorbed by the Advisor pursuant to the agreed upon expense cap shall be reimbursed by each Fund to the Advisor, if so requested by the Advisor, anytime before the end of the third fiscal year following the year to which the fee waiver and/or expense reimbursement relates, provided the aggregate amount of the Funds’ current operating expenses for such fiscal year does not exceed the applicable limitation on Fund expenses.

At December 31, 2015, the cumulative unreimbursed amount paid and/or waived by the Advisor on behalf of the DSM Large Cap Growth, DSM Global Growth and DSM Global Growth & Income Funds that may be recouped was $394,694, $632,974 and $376,860, respectively. The Advisor may recapture a portion of the above amount no later than the dates as stated below:

	June 30,
	2016	2017	2018	2019
DSM Large Cap
Growth Fund	$138,797	$143,173	$89,686	$23,038
DSM Global Growth Fund	174,576	195,003	175,640	87,755
DSM Global Growth
& Income Fund	—	114,338	173,619	88,903

U.S. Bancorp Fund Services, LLC (“USBFS”), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Fund’s administrator, fund accountant

DSM Funds

NOTES TO FINANCIAL STATEMENTS December 31, 2015 (Unaudited) (Continued)

and transfer agent.  In those capacities USBFS maintains the Funds’ books and records, calculates the Funds’ NAV, prepares various federal and state regulatory filings, coordinates the payment of fund expenses, reviews expense accruals and prepares materials supplied to the Board of Trustees. The officers of the Trust and the Chief Compliance Officer are also employees of USBFS.  Fees paid by the Funds to USBFS for these services for the six months ended December 31, 2015, are disclosed in the Statement of Operations.

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. U.S. Bank, N.A. serves as custodian (the “Custodian”) to the Funds. Both the Distributor and Custodian are affiliates of USBFS.

The Funds have adopted a Shareholder Servicing Plan.  Under the Shareholder Servicing Plan each Fund is authorized to pay an annual shareholder servicing fee up to 0.10% of each Fund’s average daily net assets.  This fee is used to finance certain activities related to servicing and maintaining shareholder accounts. Shareholder servicing fees are disclosed in the Statements of Operations.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

Purchases and sales of investment securities, other than short-term investments, for the six months ended December 31, 2015, are summarized below:

Fund	Purchases	Sales
DSM Large Cap Growth Fund	$66,954,203	$64,541,017
DSM Global Growth Fund	2,626,309	2,426,049
DSM Global Growth & Income Fund	1,842,109	1,977,669

There were no purchases or sales of U.S. Government obligations for the six months ended December 31, 2015.

NOTE 5 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the six months ended December 31, 2015, was as follows:

			DSM
	DSM	DSM	Global
	Large Cap	Global	Growth &
	Growth Fund	Growth Fund	Income Fund
Distributions paid from:
Ordinary income	$3,166,846	$24,355	$158,855
Long-term capital gain	11,589,602	414,595	78,854
	$14,756,448	$438,950	$237,709

DSM Funds

NOTES TO FINANCIAL STATEMENTS December 31, 2015 (Unaudited) (Continued)

The tax character of distributions paid during the year ended June 30, 2015, was as follows:

			DSM
	DSM	DSM	Global
	Large Cap	Global	Growth &
	Growth Fund	Growth Fund	Income Fund
Distributions paid from:
Ordinary income	$2,747,100	$144,602	$46,902
Long-term capital gain	2,642,587	362,136	—
	$5,389,687	$506,738	$46,902

As of June 30, 2015, the components of distributable earnings on a tax basis were as follows:

	DSM	DSM	DSM
	Large Cap	Global	Global Growth
	Growth	Growth	& Income
Cost of investments	$155,291,533	$5,518,794	$4,627,973
Gross tax unrealized
appreciation	42,447,890	724,622	493,439
Gross tax unrealized
depreciation	(1,830,689)	(139,545)	(72,780)
Net tax unrealized
appreciation/
(depreciation)	40,617,201	585,077	420,659
Undistributed
ordinary income	3,166,845	24,355	147,937
Undistributed
long-term capital gains	6,272,159	414,594	42,132
Total distributable
earnings	9,439,004	438,949	190,069
Other accumulated
gain (loss)	—	(101)	(440)
Total accumulated
gain (loss)	$50,056,205	$1,023,925	$610,288

The difference between book basis and tax basis unrealized appreciation (depreciation) is attributable to the timing difference related to wash sales.

DSM Funds

NOTES TO FINANCIAL STATEMENTS December 31, 2015 (Unaudited) (Continued)

NOTE 6 – CREDIT FACILITY

U.S. Bank, N.A. has made available to the DSM Large Cap Growth and DSM Global Growth Funds a credit facility pursuant to a separate Loan and Security Agreement for temporary or extraordinary purposes. The maximum amount available was $7,000,000 for the DSM Large Cap Growth Fund and $300,000 for DSM Global Growth Fund. Advances are not collateralized by a first lien against the Funds’ assets. During the six months ended December 31, 2015, the average outstanding daily balance was $2,315 for the DSM Large Cap Growth Fund and $4,891 for the DSM Global Growth Fund.  The average interest rate on each Funds’ borrowings was 3.25%, and interest expense amounted to $38 and $81 for the DSM Large Cap Growth Fund and DSM Global Growth Fund, respectively.  There is no line of credit in place for the DSM Global Growth & Income Fund.

DSM Funds

EXPENSE EXAMPLE For the Six Months Ended December 31, 2015 (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including investment advisory fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (7/1/15 – 12/31/15) for each Fund.

Actual Expenses
The first line of the table below provides information about actual account values based on actual returns and actual expenses.  Although the Funds do not charge sales loads or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent.  If you request that a redemption be made by wire transfer, the Funds’ transfer agent currently charges a $15.00 fee. To the extent a Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund.  Actual expenses of the underlying funds may vary.  These expenses are not included in the example below.  The example below includes, but is not limited to, investment advisory fees, shareholder servicing fees, fund accounting fees, custody fees and transfer agent fees.  However, the example below does not include portfolio trading commissions and related expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in

DSM Funds

EXPENSE EXAMPLE For the Six Months Ended December 31, 2015 (Unaudited) (Continued)

the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees.  Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

DSM Large Cap Growth Fund
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
	7/1/15	12/31/15	7/1/15 – 12/31/15*
Actual	$1,000.00	$1,009.80	$4.80
Hypothetical (5% annual
return before expenses)	$1,000.00	$1,020.36	$4.82

DSM Global Growth Fund
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
	7/1/15	12/31/15	7/1/15 – 12/31/15*
Actual	$1,000.00	$1,009.10	$6.06
Hypothetical (5% annual
return before expenses)	$1,000.00	$1,019.10	$6.09

DSM Global Growth & Income Fund
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
	7/1/15	12/31/15	7/1/15 – 12/31/15*
Actual	$1,000.00	$999.20	$5.53
Hypothetical (5% annual
return before expenses)	$1,000.00	$1,019.61	$5.58

*
The calculations are based on expenses incurred during the most recent six-month period for DSM Large Cap Growth Fund, DSM Global Growth Fund and DSM Global Growth & Income Fund. The annualized expense ratios for the period for DSM Large Cap Growth Fund, DSM Global Growth Fund and DSM Global Growth & Income Fund were 0.95%, 1.20% and 1.10%, respectively (reflecting fee waivers in effect). The dollar amounts shown as expenses paid are equal to the annualized six-month expense ratio multiplied by the average account value during the period, multiplied by 184/366 to reflect the most recent six-month period.

DSM Funds

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

DSM LARGE CAP GROWTH FUND
DSM GLOBAL GROWTH FUND
DSM GLOBAL GROWTH & INCOME FUND

At a meeting held on August 17 and 18, 2015, the Board (which is comprised of five persons, all of whom are Independent Trustees as defined under the Investment Company Act) considered and approved the continuance of the Investment Advisory Agreement (the “Advisory Agreement”) between Professionally Managed Portfolios (the “Trust”) and DSM Capital Partners LLC (the “Advisor”) for the DSM Large Cap Growth Fund, DSM Global Growth Fund and DSM Global Growth & Income Fund (each a “Fund,” together, the “Funds”).  At this meeting and at a prior meeting held on May 28 and 29, 2015, the Board received and reviewed substantial information regarding the Funds, the Advisor and the services provided by the Advisor to the Funds under the Advisory Agreement.  This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations.  Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the continuance of the Advisory Agreement:

1.
The nature, extent and quality of the services provided and to be provided by the Advisor under the Advisory Agreement.  The Trustees considered the nature, extent and quality of the Advisor’s overall services provided to the Funds as well as its specific responsibilities in all aspects of day-to-day investment management of the Funds.  The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Advisor involved in the day-to-day activities of the Funds.  The Board also considered the resources and compliance structure of the Advisor, including information regarding its compliance program, its chief compliance officer and the Advisor’s compliance record, and the Advisor’s disaster recovery/business continuity plan.  The Board also considered the prior relationship between the Advisor and the Trust, as well as the Board’s knowledge of the Advisor’s operations, and noted that during the course of the prior year they had met with the Advisor in person to discuss fund performance, investment outlook as well as various marketing and compliance topics, including the Advisor’s risk management process.  The Board concluded that the Advisor had the quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that the nature, overall quality and extent of such management services are satisfactory.

DSM Funds

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited) (Continued)

2.
The Funds’ historical performance and the overall performance of the Advisor.  In assessing the quality of the portfolio management delivered by the Advisor, the Board reviewed the short-term and long-term performance of each of the Funds on both an absolute basis, and in comparison to appropriate securities benchmarks and its peer funds utilizing Morningstar classifications.  While the Board considered both short-term and long-term performance, it placed greater emphasis on longer term performance.  When reviewing each Fund’s performance against its comparative peer group universe, the Board took into account that the investment objectives and strategies of each Fund, as well as its level of risk tolerance, may differ significantly from funds in the peer universe.

For the DSM Large Cap Growth Fund, the Board noted that the Fund outperformed its peer group median for the one-year, three-year and five-year periods ended March 31, 2015.  The Board also considered the Fund’s marginal underperformance compared to its similarly managed accounts for the one-year and three-year periods ended December 31, 2014, and considered the reasons for that underperformance.  The Board also considered the underperformance of the DSM Large Cap Growth Fund against broad-based securities market benchmarks for the one-year period ended December 31, 2014, and the Fund’s overperformance against broad-based securities market benchmarks for the three-year period ended December 31, 2014.

For the DSM Global Growth Fund, the Board noted that the Fund significantly outperformed its peer group median for the one-year and three-year periods ended March 31, 2015.  The Board also considered that the Fund marginally outperformed its similarly managed accounts for the one-year period ended December 31, 2014.  The Board also considered the underperformance of the Fund against broad-based securities market benchmarks for the one-year period ended December 31, 2014.  In considering the performance of the DSM Global Growth Fund, the Board considered that the Fund had less than three years of operations.

For the DSM Global Growth & Income Fund, the Board noted that the Fund significantly outperformed its peer group median for the one-year period ended March 31, 2015.  The Board also considered that the Fund marginally outperformed its similarly managed accounts for the one-year period ended December 31, 2014.  The Board also considered the underperformance of the Fund against a broad-based securities market benchmark for the one-year period ended December 31, 2014.  In

DSM Funds

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited) (Continued)

considering the performance of the DSM Global Growth & Income Fund, the Board considered that the Fund had less than two years of operations.

3.
The costs of the services provided by the Advisor and the structure of the Advisor’s fees under the Advisory Agreement.  In considering the advisory fee and total fees and expenses of each Fund, the Board reviewed comparisons to the peer funds and similarly managed separate accounts for other types of clients advised by the Advisor, as well as expense waivers and reimbursements.  When reviewing fees charged to other similarly managed accounts, the Board took into consideration the type of account and the differences in the management of that account that might be germane to the difference, if any, in the fees charged to such accounts.  The Trustees found that the fees charged to each Fund were generally in line with or comparable to the fees charged by the Advisor to its similarly managed separate account clients, and to the extent fees charged to a Fund were higher than for similarly managed separate accounts of similar size, it was largely a reflection of the nature of the separate account client, the impact of account minimums and the greater costs to the Advisor of managing the Fund.

For the DSM Large Cap Growth Fund, the Board noted that the Advisor had contractually agreed to maintain an annual expense ratio of 0.95% for the Fund’s Institutional Class shares and 1.20% for its Retail Class shares (the “Expense Caps”).  The Board noted that the Fund’s advisory fees were higher than its peer group median and average and that the net expense ratio was slightly lower than its peer group median and average.  The Board concluded that the fees paid to the Advisor were not unreasonable.

For the DSM Global Growth Fund, the Board noted that the Advisor had contractually agreed to maintain an annual expense ratio of 1.20% for the Fund’s Institutional Class shares and 1.45% for its Retail Class shares (the “Expense Caps”).  The Board noted that the Fund’s advisory fees and net expense ratio were higher than its peer group median and average.  The Board concluded that the fees paid to the Advisor were not unreasonable.

For the DSM Global Growth & Income Fund, the Board noted that the Advisor had contractually agreed to maintain an annual expense ratio of 1.10% for the Fund’s Institutional Class shares and 1.35% for its Retail Class of shares (the “Expense Caps”).  The Board noted that the Fund’s advisory fees were higher than that of its peer group median and average and that the net expense ratio was in line with the peer group median and lower than the peer group average.  The Board concluded that the fees paid to the Advisor were not unreasonable.

DSM Funds

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited) (Continued)

4.
Economies of Scale.  The Board also considered whether economies of scale were being realized by the Advisor that should be shared with shareholders.  The Board noted that the Advisor has contractually agreed to reduce its advisory fees or reimburse Fund expenses so that each Fund does not exceed its specified Expense Caps.  The Board noted that the Global Growth Fund Advisory Agreement already had breakpoints in place, although the Fund’s asset had not yet reached a point where the breakpoint would take effect.  The Board also noted that at current asset levels, it did not appear that there were additional significant economies of scale being realized by the Advisor that should be shared with shareholders and concluded that it would continue to monitor economies of scale in the future as circumstances changed and assuming asset levels continued to increase.

5.
The profits to be realized by the Advisor and its affiliates from their relationship with the Funds.  The Board reviewed the Advisor’s financial information and took into account both the direct benefits and the indirect benefits to the Advisor from advising the Funds.  The Board considered the profitability to the Advisor from its relationship with the Funds noting that the Advisor was not currently projecting to be achieving an overall net profit from the Advisory Agreement with the Funds.  Rather, the Advisor was still subsidizing the expenses of each of the Funds to maintain the Expense Caps discussed above.  The Board considered any additional benefits derived by the Advisor from its relationship with the Funds, particularly benefits received in exchange for “soft dollars.”  The Board also reviewed information regarding fee offsets for separate accounts invested in the Funds and determined that the Advisor was not receiving an advisory fee both at the separate account and at the Fund level for these accounts, and as a result was not receiving additional fall-out benefits from these relationships.  After such review, the Board determined that the profitability to the Advisor with respect to the Advisory Agreement was not excessive, and that the Advisor had maintained adequate resources to support the services it provides to the Funds.

No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreement, but rather the Board based its determination on the total combination of information available to them.  Based on a consideration of all the factors in their totality, the Board determined that the advisory arrangements with the Advisor, including each Fund’s advisory fee, were fair and reasonable.  The Board therefore determined that the continuance of the Advisory Agreement would be in the best interests of the Funds and their shareholders.

DSM Funds

INFORMATION ABOUT PROXY VOTING (Unaudited)

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free at (877) 862-9555 or by accessing the SEC’s website at www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the twelve months ending June 30 is available by calling toll-free at (877) 862-9555 or by accessing the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

The Funds file their complete schedules of portfolio holdings for their first and third fiscal quarters with the SEC on Form N-Q. The Funds’ Form N-Q is available without charge, upon request, by calling (877) 862-9555. The Funds disclose their quarter-end portfolio holdings on their website at www.dsmfunds.com. Furthermore, you can obtain the Form N-Q on the SEC’s website at www.sec.gov.  The Funds’ Form N-Q may be reviewed and copied a the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling.

INFORMATION ABOUT HOUSEHOLDING (Unaudited)

In an effort to decrease costs, the Funds will reduce the number of duplicate prospectuses, proxy statements and annual and semi-annual reports that you receive by sending only one copy of each to those addresses shown by two or more accounts. Please call the Transfer Agent toll free at (877) 862-9555 to request individual copies of these documents. The Funds will begin sending individual copies 30 days after receiving your request. This policy does not apply to account statements.

INFORMATION ABOUT THE FUNDS’ TRUSTEES

The Statement of Additional Information (“SAI”) includes information about the Funds’ Trustees and is available without charge, upon request, by calling (877) 862-9555.  Furthermore, you can obtain the SAI on the SEC’s website at www.sec.gov or the Funds’ website at www.dsmfunds.com.

(This Page Intentionally Left Blank.)

DSM Funds

PRIVACY NOTICE (Unaudited)

The Funds collects non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;

•	Information you give us orally; and

•	Information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Funds. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. All shareholder records will be disposed of in accordance with applicable law.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public information with the same high degree of confidentiality.

In the event that you hold shares of a Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

Investment Advisor
DSM CAPITAL PARTNERS LLC
116 Radio Circle Drive, Suite 200
Mount Kisco, NY  10549

Distributor
QUASAR DISTRIBUTORS, LLC
615 East Michigan Street
Milwaukee, WI  53202

Custodian
U.S. BANK N.A.
Custody Operations
1555 N. RiverCenter Drive, Suite 302
Milwaukee, WI  53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. BANCORP FUND SERVICES, LLC
615 East Michigan Street
Milwaukee, WI  53202

Independent Registered Public Accounting Firm
TAIT, WELLER & BAKER LLP
1818 Market Street, Suite 2400
Philadelphia, PA  19103

Legal Counsel
SCHIFF HARDIN LLP
666 Fifth Avenue, Suite 1700
New York, NY  10103

DSM Large Cap Growth Fund
Symbol – DSMLX
CUSIP – 742935133

DSM Global Growth Fund
Symbol – DSMGX
CUSIP – 74316J672

DSM Global Growth & Income Fund
Symbol – DSMYX
CUSIP – 74316J383

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Professionally Managed Portfolios

By (Signature and Title)* /s/ Elaine E. Richards
  Elaine E. Richards, Principal Executive Officer

Date   3/2/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title*  /s/ Elaine E. Richards
 Elaine E. Richards, Principal Executive Officer

Date   3/2/2016

By (Signature and Title)* /s/ Eric C. VanAndel
  Eric C. VanAndel, Principal Financial Officer

Date  3/1/2016

* Print the name and title of each signing officer under his or her signature.